K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 19, 2018
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409; 811-04325

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Life Series Government Cash Management Fund (the “Fund”), a series of First Investors Life Series Funds.  The exhibits include updated risk/return summary information for the Fund to reflect the supplement dated June 1, 2018 to the Fund’s prospectus, which was accepted by the SEC’s EDGAR system on June 1, 2018 (Accession Number: 0000898432-18-000689) and is incorporated herein by reference.

            If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Frank Genna
Mary Najem
Foresters Investment Management Company, Inc.